ProFund VP Semiconductor Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Dow Jones U.S. SemiconductorsSM Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		44.50%	36.56%	33.10%
S&P 500® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]		17.88%	14.42%	14.82%
None
Prospectus [Line Items]
Average Annual Return, Percent			41.70%	34.17%	30.80%
Performance Inception Date		May 01, 2002

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index.